PROPERTY, PLANT AND EQUIPMENT (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	£ 1,512
Property, plant and equipment including right-of-use assets at the end of the period	1,584	£ 1,512
Investment property	16	17
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	93
Property, plant and equipment including right-of-use assets at the end of the period	81	93
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	697
Property, plant and equipment including right-of-use assets at the end of the period	709	697
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	228
Property, plant and equipment including right-of-use assets at the end of the period	210	228
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	6
Property, plant and equipment including right-of-use assets at the end of the period	10	6
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	488
Property, plant and equipment including right-of-use assets at the end of the period	574	488
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	2,792	2,797
Additions	411	294
Reclassification from assets held for sale		8
Disposals	(358)	(307)
Other	17
Property, plant and equipment including right-of-use assets at the end of the period	2,862	2,792
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	268	272
Additions	21	31
Reclassification from assets held for sale		0
Disposals	(14)	(35)
Other	0
Property, plant and equipment including right-of-use assets at the end of the period	275	268
Cost | Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	924	893
Additions	35	89
Reclassification from assets held for sale		8
Disposals	(20)	(66)
Other	8
Property, plant and equipment including right-of-use assets at the end of the period	947	924
Cost | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	890	831
Additions	47	88
Reclassification from assets held for sale		0
Disposals	(41)	(29)
Other	8
Property, plant and equipment including right-of-use assets at the end of the period	904	890
Cost | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	75	79
Additions	4	1
Reclassification from assets held for sale		0
Disposals	(60)	(5)
Other	1
Property, plant and equipment including right-of-use assets at the end of the period	20	75
Cost | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	635	722
Additions	304	85
Reclassification from assets held for sale		0
Disposals	(223)	(172)
Other	0
Property, plant and equipment including right-of-use assets at the end of the period	716	635
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(1,280)	(1,271)
Charge for the year	178	175
Reclassification from assets held for sale		0
Disposals	186	155
Other	(14)
Property, plant and equipment including right-of-use assets at the end of the period	(1,278)	(1,280)
Accumulated depreciation | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(175)	(157)
Charge for the year	19	30
Reclassification from assets held for sale		0
Disposals	0	1
Other	0
Property, plant and equipment including right-of-use assets at the end of the period	(194)	(175)
Accumulated depreciation | Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(227)	(271)
Charge for the year	21	17
Reclassification from assets held for sale		0
Disposals	12	61
Other	(7)
Property, plant and equipment including right-of-use assets at the end of the period	(238)	(227)
Accumulated depreciation | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(662)	(625)
Charge for the year	62	63
Reclassification from assets held for sale		0
Disposals	34	26
Other	(7)
Property, plant and equipment including right-of-use assets at the end of the period	(694)	(662)
Accumulated depreciation | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(69)	(73)
Charge for the year	1	1
Reclassification from assets held for sale		0
Disposals	60	5
Other	0
Property, plant and equipment including right-of-use assets at the end of the period	(10)	(69)
Accumulated depreciation | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(147)	(145)
Charge for the year	75	64
Reclassification from assets held for sale		0
Disposals	80	62
Other	0
Property, plant and equipment including right-of-use assets at the end of the period	(142)	(147)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	(8)	(11)
Accumulated impairment | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	0	(11)
Accumulated impairment | Property
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	(5)	0
Accumulated impairment | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	(3)	0
Accumulated impairment | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	0	0
Accumulated impairment | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	£ 0	£ 0